6. Debt	3 Months Ended
Mar. 31, 2015
Quarter One Report [Member]
6. Debt

Note 6 Debt

(A) Summary of Debt Transactions

At March 31, 2015 and December 31, 2014, debt consists of the following:

	March 31, 2015	December 31, 2014

Notes payable	$379,414	$405,095
Convertible notes	4,481,538	4,487,234
Convertible notes - related party	32,695	26,999
Less: debt discount	(4,402,773)	(4,402,773)
Debt – net	490,874	516,555
Amortization of debt discount	2,363,935	1,827,534
Less: current portion - notes payable	(104,157)	(98,086)
Less: current portion convertible debt	(1,480,814)	(1,250,981)
Less: current portion related party	(32,695)	—
Long term debt – net	$1,237,144	$995,022

Notes Payable

	Third Party	Related Party		Totals

Balance December 31, 2013	$503,203		$26,108	$529,311
Repayments	(98,108)		(26,108)	(124,216)
Balance December 31, 2014	405,095			405,095
Repayments	(25,682)		—	(25,682)
Balance March 31, 2015	$379,414	$		$379,414

Convertible Debt - Net

The Company has recorded derivative liabilities associated with these convertible debt instruments, as more fully discussed at Notes 7 and 11.

	Third Party	Related Party	Totals

Balance December 31, 2013	$361,245	$50,000	$411,245
Proceeds	2,270,100	—	2,270,100
Repayments	—	—	—
Less: gross debt discount recorded	(2,203,354)	(46,105)	(2,249,459)
Add: Amortization of Debt Discount	1,484,004	23,104	1,507,108

Balance December 31, 2014	1,911,995	26,999	1,938,994
Add: Amortization of Debt Discount	530,705	5,696	536,401
Balance December 31, 2014	$2,442,700	$32,695	$2,475,395

In connection with the $2,270,100 convertible debt offering in May 2014, the Company issued 5,390,100 detachable warrants. The notes and warrants were treated as derivative liabilities.

On November 26, 2013, May 8, 2014 and June 25, 2014 we completed an offering (the “Notes Offering”) of our 12% Secured Convertible Promissory Notes (the “12% Notes”) in the aggregate principal amount of $4,240,100 and/or our 15% Secured Convertible Promissory Notes in the aggregate principal amount of $30,000 (the “15% Notes”, and together with the 12% Notes, each a “Note” and collectively, the “Notes”), as applicable, with certain “accredited investors” (the “Investors”), as defined under Regulation D, Rule 501 of the Securities Act. The entire aggregate principal amount of the Notes of $4,270,100 was outstanding as of March 31, 2015, such amount being exclusive of securities converted into the Notes separate from the Notes Offering. Pursuant to the Notes Offering, the Company received $1,752,803, $1,400,000 and $800,500 in net proceeds on November 26, 2013, May 8, 2014 and June 25, 2014, respectively.

In addition to the terms customarily included in such instruments, the Notes began accruing interest on the date that each Investor submitted the principal balance of such Investor’s Note, with the interest thereon becoming due and payable on the one year anniversary of said date, and quarterly thereafter. Upon a default of the Notes, the interest rate will increase by 2%. The principal balance of each Note and all unpaid interest will become due and payable twenty-four (24) months after the date of issuance. The Notes may be prepaid with or without a penalty depending on the date of the prepayment. The principal and interest under the Notes are convertible into shares of our common stock at $0.25 per share and are secured by a first priority lien (subject only to an existing note with Signature Bank of Georgia on our intellectual property and all substitutes, replacements and proceeds of such intellectual property) pursuant to the terms of a Security Purchase Agreement, dated as of November 26, 2013, May 8, 2014 and June 25, 2014, as applicable, by and between us and each Investor (the “Security Agreement”).

Pursuant to the Notes Offering, each Investor also received five (5) year common stock warrants to purchase our common stock at $0.375 per share (each a “Warrant” and collectively, the “Warrants”). Investors of the 12% Notes received Warrants with 25% coverage based on a pre-determined valuation of the Company. Investors of the 15% Notes received Warrants with 15% coverage based on the pre-determined valuation of the Company. Investors with a principal investment amount equal to or greater than $250,000 received Warrants with a bonus 40% coverage (“Bonus Coverage”); however, if an Investor previously invested $250,000 or more in the Notes Offering, such Investor received Bonus Coverage if such Investor subsequently invested $100,000 or more in the Notes Offering. In addition to the terms customarily included in such instruments, the Warrants may be exercised by the Investors by providing to the Company a notice of exercise, payment and surrender of the Warrant.

In connection with the Notes Offering, we entered into Registration Rights Agreements, each dated as of November 26, 2013, May 8, 2014 and June 25, 2014 and each by and between us and each of the Investors (collectively, the “Registration Rights Agreements”) whereby we agreed to prepare and file a registration statement with the SEC within sixty (60) days after execution of the applicable Registration Rights Agreement and to have the registration statement declared effective by the SEC within ninety (90) days thereafter.

Because we were unable to file a registration statement pursuant to the terms of each Registration Rights Agreements dated as of November 26, 2013 or June 30, 2014, we were in default under such Registration Rights Agreements (the “Filing Default Damages”). Pursuant to the Registration Rights Agreement, the Filing Default Damages mandate that the Company shall pay to the Investors, for each thirty (30) day period of such failure and until the filing date of the registration statement and/or the common stock may be sold pursuant to Rule 144, an amount in cash, as partial liquidated damages and not as a penalty, equal to 2% percent of the aggregate gross proceeds paid by the Investors for the Notes. If the Company fails to pay any partial liquidated damages in full within five (5) days of the date payable, which is the Note maturity date, the Company shall pay interest thereon at a rate of 18% per annum (or such lesser maximum amount that is permitted to be paid by applicable law) to the Investors, accruing daily from the date such partial liquidated damages are due until such amounts, plus all such interest thereon, are paid in full.

In addition, because we were unable to have a registration statement declared effective pursuant to the terms of the Registration Rights Agreements dated as of November 26, 2013, we were in default under such Registration Rights Agreements (the “Effectiveness Default Damages”). Pursuant to the Registration Rights Agreement, the Effectiveness Default Damages mandated that the interest rate due under the Note corresponding to such Registration Rights Agreement will increase 2% above the then effective interest rate of such Note, and shall continue to increase by 2% every 30 days until a registration statement is declared effective.

The Company’s registration statement covering our common stock, into which the Notes may be converted, was first filed on August 1, 2014, and was declared effective by the SEC on October 22, 2014. The Filing Default Damages stopped accruing on the date such registration statement was filed, and the Effectiveness Default Damages stopped accruing on the date it was declared effective.

As of August 1, 2014, the date the Company first filed the Registration Statement relating to the Notes and the date that Filing Default Damages stopped accruing, the Filing Default Damages to be paid by the Company to the Investors were $271,733. As of October 22, 2014, the date the Registration Statement was declared effective, the interest rate due under the 12% Notes and 15% Notes dated as of November 26, 2013 was 24% and 27%, respectively, as a consequence of the Effectiveness Default Damages.

On December 11, 2014, the Company sent a letter to the Investors holding Notes dated November 26, 2013 (the “2013 Investors”) concerning the first interest payment that was scheduled to be paid pursuant to the Notes dated November 26, 2013 on the one year anniversary of the date that each 2013 Investor submitted payment for their Note (the “First Interest Payments”). The Company noted the significant progress it had made in 2014, and expressed its preference to conserve working capital to support operations and customer orders. The Company invited the 2013 Investors to convert the First Interest Payments into shares of the Company’s common stock to further this purpose. The Company also asked each 2013 Investor to execute an Agreement and Waiver (the “Agreement and Waiver”), which granted the Company a grace period, deferring the Company’s obligation to make payment of the First Interest Payment and interest that was due under the Note through November 26, 2014 (the “Interest Due”) until February 24, 2015 (the “Extension”), during which time such deferment would not be considered an Event of Default under the 2013 Investor’s Note. In connection with the Extension, subsequent quarterly payments of interest will be determined based on the issuance date of each Note (i.e., November 26, 2013) rather than the date that each 2013 Investor first submitted payment for their Note, the sole purpose and impact of this change being to reduce ongoing costs to administer the Notes. In return for granting the Extension, we offered to capitalize the Interest Due at a rate of 12% (the “Additional Interest”), which was convertible into shares of the Company’s common stock at the conversion price of $0.25 per share as of February 24, 2014, unless the 2013 Investor requested to receive the Additional Interest in cash 15 days prior to the end of the Extension.

On January 23, 2015, the Company sent a letter agreement to the Investors holding Notes dated November 26, 2013 and May 8, 2014, which constituted all Investors with Filing Default Damages or Effectiveness Default Damages due to them pursuant to the Registration Rights Agreements dated as of November 26, 2013 or June 30, 2014 (the “Agreement to Convert”). The Company invited the Investors, as applicable, to elect to convert the Interest Due and/or the Filing Default Damages and Effectiveness Default Damages into shares of the Company’s common stock at a price of $0.25 per share, and asked each Investor, as applicable, to make such election by acknowledging and returning the Agreement to Convert to the Company.

We issued 1,601,243 shares representing $400,311 in penalties and interest in connection with the above Agreement and Waiver and the Agreement to Convert during the three-months ended March 31, 2015.

(B) Terms of Debt

The debt carries interest between 12% and 15% and is due in November 2015, May 2016 and June 2016.

All convertible debt and related warrants issued with the convertible notes are convertible at $0.25 and $0.375/share, respectively; however, given the existence of a “ratchet feature”, which allows for a lower offering price if the Company offers shares to the public at a lower price.

(C) Future Commitments

At March 31, 2015 the Company has outstanding debt of $2,344,090.

Future minimum repayment obligations are as follows:

Year Ended December 31
2015	$2,348,290
2016	2,544,357
Less: unamortized debt discount	(2,038,838)
Less: current maturities	(1,617,666)
Debt - long term	$1,237,144